Shareholder Report, Average Annual Return (Details) 196059_RMB SMID Cap Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RMB SMID Cap Fund Class I (without sales charge)
Average Annual Return, Percent	2.55%	6.55%	10.56%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index Total Return
Average Annual Return, Percent	11.91%	7.26%	10.40%